Income Tax - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 36,838,058	¥ 49,257,980	¥ 52,114,383
Decreases	(4,027,102)	(12,419,922)	(2,856,403)
Balance at the end of the year	¥ 32,810,956	¥ 36,838,058	¥ 49,257,980